Boulder Growth & Income Fund, Inc.
2344 Spruce Street, Suite A
Boulder CO 80302
(303) 442-2156
scmiller@boulderfunds.net


VIA EDGAR


May 7, 2007


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20549

     Re:  Boulder Growth & Income Fund, Inc.

Ladies and Gentlemen:

On behalf of the Boulder Growth & Income Fund, Inc. (the "Registrant"), attached please find the following for filing: Registrant's registration statement on Form N-2 (the "Registration Statement") with respect to the Registrant's proposed offering of transferable rights pursuant to which record date stockholders will receive one (1) right for every share of Registrant's common stock held on the record date permitting the rights-holders to subscribe for one
(1) additional share of Common Stock for every one (1) right held (the "Offering"). During the course of the Offering, the rights will trade on the New York Stock Exchange (along with the Common Stock). The Registration Statement is filed under the Securities Act of 1933, as amended, and Section 8(b) of the Investment Company Act of 1940, as amended.

Registrant has sent by wire transfer to the Securities and Exchange Commission's (the "Commission") account at Mellon Bank the required registration fee.

Please be advised that the structure of the Offering is somewhat different from traditional rights offerings and we would like to alert you to the features of the Offering that may result in questions or inquiry:

     1. The Offering is a one-for-one offering whereby one right can purchase one new share of common stock. We understand that this ratio of rights to new shares does not violate Section 23(b) of the 1940 Act because the shares are being offered at or above Registrant's net asset value
          (NAV) (i.e., the greater of NAV or 80% of the volume weighted average price for a 5-day period prior to expiration of the Offering);

     2. The Offering has an over-allotment feature whereby additional shares equal to the number of shares available in the primary Offering will be made available to over-subscribing stockholders and rights purchasers. For the same reasons stated in paragraph 1 above, we understand that the over-allotment feature does not violate Section 23(b) of the 1940 Act; and

     3. The over-subscription privilege will be available not only to record date stockholders, but also to rights purchasers who ultimately exercise their rights. To the extent that over-subscription requests exceed the excess shares (i.e., unexercised shares from the primary offering plus any over-allotment shares issued), record date stockholders who exercise their rights will be given preference in the over-subscription pro-rata based on the rights exercised in the primary offering.

Please direct any inquiries regarding this filing to the undersigned at (303) 442-2156.

Very truly yours,

/s/ Stephen C. Miller

Stephen C. Miller


Enclosures

cc:    Arthur Zwickel, Esq.